INCOME TAXES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

The statutory rates for our domestic and our material foreign operations are as follows for the periods shown:

Country	2022	2021
United States	21%	21%
Republic of Korea	21%	22%

Our consolidated effective income tax rate reconciliation is as follows:

	Nine Months Ended December 31,
	2022	2021
Federal statutory rate	21.0%	21.0%
State and local income taxes	(0.0)	(0.7)
Valuation allowance for NOL carry-forwards	(21.0)	(51.1)
Stock warrant transactions and other items	(2.5)	4.1
Effective income tax rate	(2.5)%	(26.7)%

Income taxes applicable to our foreign operations are not material in the periods presented.

NOTE 14 – INCOME TAXES

Our consolidated provision for (benefit from) income taxes is as follows:

	Fiscal Year Ended March 31,
	2022	2021
Current:
Federal	$(2,098,199)	$(326,121)
State and local	100,568	268,474
Foreign	-	-
Total current	(1,997,631)	(57,647)
Deferred:
Federal	(1,038,359)	(536,862)
State and local		-
Foreign		-
Total deferred	(1,038,359)	(536,862)
Total consolidated income tax benefit	$(3,035,990)	$(594,509)

Our consolidated effective income tax rate reconciliation is as follows:

	Fiscal Year Ended March 31,
	2022	2021
Federal statutory rate	21.0%	21.0%
State and local income taxes	(0.5)	(11.6)
Prior period adjustments	-	45.6
Change in valuation allowance for NOL carry-forwards	(6.7)	(5.3)
Effect of change in uncertain tax positions	-	(49.4)
Stock warrant transactions and other items	1.3	32.2
Effective income tax rate	15.1%	32.5%

Our deferred tax asset (liability) is as follows:

	As of March 31,
Deferred tax assets:	2022	2021
Share-based compensation	$972,043	$873,970
Accruals and reserves not currently deductible	649,113	247,348
Impairment of investments and inventory	660,904	674,112
Other	141,349	87,093
Total deferred tax assets	2,423,409	1,882,523
Less: valuation allowance	(2,342,204)	-
Total deferred tax assets, net of valuation allowance	81,205	1,882,523
Deferred tax liability:
Other	-	9,353
Total deferred tax liability	-	9,353
Total consolidated deferred tax (liability) assets, net	$81,205	$1,873,170

During the fiscal year ended March 31, 2022, the Company recognized a valuation allowance of $2.3 million in connection with certain deferred tax assets because of significant uncertainty about the Company’s ability to generate sufficient earnings in the foreseeable future to realize such assets. During the fiscal year ended March 31, 2022, and 2021, the Company recognized, in the aggregate, $491,496 and $91,931, respectively, in deferred income tax benefits in connection with certain foreign start-up operation. In addition, the Company recognized a valuation allowance of $491,496 and $91,931, respectively, in connection with the associated deferred tax assets because these star-up operations do not yet have a history of earnings and profits.

The Company has adopted the comprehensive model for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return, consistent with ASC 740. Accordingly, the Company recognizes the impact of tax positions that meet a “more likely than not” threshold, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of March 31, 2022, and 2021, the Company had recognized a liability of $17,334 and $904,643, respectively, related to uncertain income tax positions, which is reported in other current liabilities. As of March 31, 2022, and 2021, the Company had unrecognized tax benefits of $921,977 and $904,643, respectively that, if recognized, would impact the Company’s effective tax rate.

A reconciliation of the Company’s unrecognized tax benefits for the years indicated is as follows:

	Fiscal Year Ended March 31,
	2022	2021
Balance at beginning of fiscal year	$904,643	$-
Additions for tax positions related to the current year	17,334	-
Additions for tax positions of prior years	-	904,643
Reductions of tax positions of prior years	-	-
Settlements	-	-
Balance at end of fiscal year	$921,977	$904,643

The company recognizes interest and/or penalties related to uncertain tax positions in current income tax expense. For the year ended March 31, 2022, and 2021, the Company had recognized accrued interest and penalties, in the aggregate, of $121,790 and $334,332, respectively. Although it is not reasonably possible to estimate the amount by which unrecognized tax benefits may increase or decrease in the next twelve months due to uncertainties regarding timing and outcome of any examinations, the Company is evaluating alternatives that may impact the recognition of uncertain tax positions in the next twelve months.

The Company files consolidated federal income tax returns in the United States and files income tax returns in various state and foreign jurisdictions. As of March 31, 2022, the Company’s income tax returns for the following tax years remained subject to examination:

Tax Jurisdiction	Open Years
United States	2016 – 2021
Republic of Korea	2021
Other Countries	N/A